Organization and Principal Activities (Details)							12 Months Ended
	Nov. 14, 2025 USD ($) shares	Oct. 20, 2025 USD ($)	Oct. 17, 2025 USD ($) $ / shares shares	Jun. 21, 2024 USD ($)	Jun. 21, 2024 HKD ($)	Jun. 21, 2024 SGD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Organization and Principal Activities [Line items]
Incorporation date							May 31, 2024
Aggregate gross proceeds							$ 5,799,600
IPO [Member]
Organization and Principal Activities [Line items]
Shares price per ordinary shares | $ / shares			$ 4
Aggregate gross proceeds		$ 5,600,000	$ 5,600,000				$ 5,600,000
Shares issued | shares			1,400,000
Over-Allotment Option [Member]
Organization and Principal Activities [Line items]
Shares issued | shares			210,000
Sale of additional shares | shares	49,900
Additional gross capital	$ 199,600
Mr. Hau [Member]
Organization and Principal Activities [Line items]
Cash considerations				$ 2,048,695
Accolade Consultants Limited [Member]
Organization and Principal Activities [Line items]
Cash considerations					$ 8,768,765.34
Accolade Corporate Services Limited [Member]
Organization and Principal Activities [Line items]
Cash considerations					$ 6,531,673.28
Accolade IP (SG) Pte. Ltd [Member]
Organization and Principal Activities [Line items]
Cash considerations						$ 121,954.42